Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Schedule of Number and Weighted Average Exercise Prices of Share Options	The number and weighted average exercise prices (in USD) of share options are as follows:
	Weighted average exercise price			Number of options
	2024	2023	2022	2024	2023	2022
Outstanding on January 1	0.46	0.52	0.97	19,218,783	18,468,235	7,751,303
Expired and forfeited during the year	0.84	0.54	0.82	(2,004,460)	(2,026,452)	(418,068)
Granted during the year	0.037	0.19	0.28	3,150,000	2,777,000	11,135,000
Outstanding on December 31	0.36	0.46	0.52	20,364,323	19,218,783	18,468,235
Exercisable on December 31	0.45	0.62	0.97	14,420,406	10,923,032	6,144,318

Schedule of Number of RSUs	The number of RSUs are as follows:
	Number of RSUs
	2024	2023
Outstanding at January 1	5,770,750	7,857,917
Granted during the year	3,150,000	2,777,000
Forfeited during the year	(859,584)	(1,187,292)
Vested during the year	(3,142,249)	(3,676,875)
Outstanding at December 31	4,918,917	5,770,750

Schedule of Assumptions were Used	The following assumptions were used:
	2024	2023
Share Price - USD	0.036	0.160-0.226
Exercise price - USD	0.037	0.19 -0.2
Expected volatility (%)	95.93	93.54-96.04
Expected duration (years)	2-2.8	2-5
Dividend yield (%)	-	-
Risk free rate interest rate (%)	3.88%	3.56%-4.31%

Schedule of Expenses Recognized in the Consolidated Financial Statements	Expenses recognized in the consolidated financial statements:
	For the year ended December 31,
	2024	2023	2022
	USD thousands
Research and development expenses	117	768	768
General and administrative expenses	465	1,107	1,644

Total share-based expense recognized	582	1,875	2,412